Note 9 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 107,323	$ 97,467
Amortization of right-of-use assets	1,169	1,034
Interest on lease liabilities	173	29
Variable lease cost	26,520	21,728
Short term lease cost	4,580	4,323
Total lease expense	139,765	124,581
Sublease revenues	(6,856)	(6,904)
Total lease cost, net of sublease revenues	132,909	117,677
Right-of-use assets obtained in exchange for new operating lease obligations	134,442	99,669
Right-of-use assets obtained in exchange for new finance lease obligations	4,965	1,101
Operating cash flows from operating leases	(104,570)	(94,761)
Operating cash flows from finance leases	(173)	(29)
Financing cash flows from finance leases	$ (1,077)	$ (1,391)
Operating leases (in years) (Year)	7 years
Finance leases (in years) (Year)	4 years
Operating leases	4.20%
Finance leases	9.20%